Land use rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about land use rights [line items]
Beginning of the year	¥ 11,264,785
Movement:
Business combination	398,591
Addition	260,971
Amortisation charge for the year	(368,025)
Reclassification to assets held for sale	(29,924)
Disposals	(81,788)
Disposal of subsidiaries	0
Currency translation differences	5,424
End of the year	11,450,034
Land use rights without ownership certificates [abstract]
Aggregate net book value of right-of-use assets reclassified from land use rights upon the adoption of IFRS 16		¥ 350,000
Aggregate net book value of land use rights	543,000
Cost [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	13,775,976
Movement:
End of the year	14,324,288
Accumulated amortisation [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(2,128,752)
Movement:
End of the year	(2,486,181)
Accumulated impairment losses [member]
Disclosure of detailed information about land use rights [line items]
Beginning of the year	(382,439)
Movement:
End of the year	¥ (388,073)